Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Tax Credit Carryforward [Line Items]
Valuation allowance	$ 2,873	$ 18,256
Undistributed earnings of foreign subsidiaries	23,300
Research Tax Credit Carryforward
Tax Credit Carryforward [Line Items]
Tax credit carryforward		1,300
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	5,800
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 3,900	3,500
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		$ 14,800